Marketable securities and other securities investments (Tables)	12 Months Ended
Mar. 31, 2012
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other securities Investments

Marketable securities and other securities investments include government bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥3,174,236	¥21,712	¥68,778	¥3,127,170
Common stocks	670,405	336,598	46,774	960,229
Other	561,387	15,940	376	576,951

Total	¥4,406,028	¥374,250	¥115,928	¥4,664,350

Securities not practicable to determine fair value
Common stocks	¥109,203
Other	23,069

Total	¥132,272

	Yen in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥3,580,574	¥72,485	¥51,147	¥3,601,912
Common stocks	605,889	444,073	15,643	1,034,319
Other	475,109	21,846	11	496,944

Total	¥4,661,572	¥538,404	¥66,801	¥5,133,175

Securities not practicable to determine fair value
Common stocks	¥79,420
Other	22,047

Total	¥101,467

	U.S. dollars in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	$43,564	$882	$622	$43,824
Common stocks	7,372	5,403	191	12,584
Other	5,781	266	0	6,047

Total	$56,717	$6,551	$813	$62,455

Securities not practicable to determine fair value
Common stocks	$967
Other	268

Total	$1,235